Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in the consolidation
				Statement of Operations
Company Name	Nature	Ownership Interest	Country of Incorporation	2014	2013	2012

Navios Maritime Holdings Inc.	Holding Company		Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Corporation	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios International Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navimax Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Handybulk Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hestia Shipping Ltd.	Operating Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Anemos Maritime Holdings Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Shipmanagement Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
NAV Holdings Limited	Sub-Holding Company	100%	Malta	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar N.V.	Operating Company/ Vessel Owning Company/ Management Company	100%	Belgium	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kleimar Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Bulkinvest S.A.	Operating Company	100%	Luxembourg	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Primavera Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ginger Services Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aquis Marine Corp.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Tankers Management Inc.	Management Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Astra Maritime Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Achilles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Apollon Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Herakles Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Hios Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ionian Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kypros Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Meridian Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mercator Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Arc Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Horizon Shipping Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Magellan Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aegean Shipping Corporation	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Star Maritime Enterprises Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Corsair Shipping Ltd.	Vessel Owning Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rowboat Marine Inc.	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Beaufiks Shipping Corporation	Operating Company	100%	Marshall Is	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Nostos Shipmanagement Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Portorosa Marine Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shikhar Ventures S.A.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Sizzling Ventures Inc.	Operating Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rheia Associates Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Taharqa Spirit Corp.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rumer Holding Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pharos Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Pueblo Holdings Ltd.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Quena Shipmanagement Inc.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Aramis Navigation Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
White Narcissus Marine S.A.	Vessel Owning Company	100%	Panama	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios GP L.L.C.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Floral Marine Ltd.	Vessel Owning Company	100%	Marshall Is.	-	-	1/1 - 6/14
Red Rose Shipping Corp.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Highbird Management Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ducale Marine Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Vector Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Faith Marine Ltd.	Vessel Owning Company	100%	Liberia	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Finance II (US) Inc.	Operating Company	100%	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tulsi Shipmanagement Co.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Cinthara Shipping Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rawlin Services Company	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mauve International S.A.	Operating Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serenity Shipping Enterprises Inc.	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/26 - 12/31
Mandora Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	3/30 - 12/31
Solange Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	1/1 - 12/31	1/1 - 12/31	5/14 - 12/31
Diesis Ship Management Ltd.	Operating Company	100%	Marshall Is.	1/1 - 12/31	5/14 - 12/31	-
Navios Holdings Europe Finance Inc.	Sub-Holding Company	100%	Marshall Is.	1/1 - 12/31	6/14 - 12/31	-
Navios Asia LLC	Sub-Holding Company	100%	Marshall Is.	5/19 - 12/31	-	-
Iris Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	5/19 - 12/31	-	-
Jasmine Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	5/19 - 12/31	-	-
Emery Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	6/4 - 12/31	-	-
Lavender Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	11/24 - 12/31	-	-
Esmeralda Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	-	-	-
Triangle Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	-	-	-

Depreciation rates
Vessels	25 years
Port terminals	5 to 40 years
Tanker vessels, barges and push boats	15 to 45 years
Furniture, fixtures and equipment	3 to 10 years
Computer equipment and software	5 years
Leasehold improvements	shorter of lease term or 6 years

Finite lived acquired intangible assets

Intangible assets/liabilities	Years
Trade name	21.0
Favorable lease terms	11.1
Unfavorable lease terms	9.4
Port terminal operating rights	32.5
Customer relationships	20.0-45.0